Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease [Line Items]
Lease expense	$ 85,630	$ 116,791
Right-of-use assets	75,470
Interest expense	10,160
Amortization expense	65,310
Maximum [Member]
Lease [Line Items]
Cash paid for operating leases	63,975
Minimum [Member]
Lease [Line Items]
Cash paid for operating leases	$ 22,494